Supplemental Financial Statement Information (Tables)	6 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Cash, Cash Equivalents, and Restricted Cash	Cash, cash equivalents, and restricted cash consisted of the following as of June 30:

(in thousands)	2020	2019
Cash	$20,395	$570
Money market funds	300,670	—
Cash and cash equivalents	321,065	570
Restricted Cash	47,805	—
Total cash, cash equivalents, and restricted cash	$368,870	$570

Schedule of Other Current Assets	Other current assets consisted of the following as of June 30:

(in thousands)	2020	2019
Prepaid expenses(1)	$7,257	$2,984
Other receivables(2)	2,036	2,958
Other	828	508
Total other current assets	$10,121	$6,450
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(1)Prepaid expenses primarily consists of amounts prepaid for future services, rent, and other contractual arrangements for which we have yet to receive benefit.
(2)Other receivables primarily consists of tax incentive payments not yet received.

Other Current Liabilities	Other current liabilities consisted of the following as of June 30:

(in thousands)	2020	2019
Unearned revenue	$1,738	$2,024
Unrealized loss on interest rate swap contract	1,669	—
Deferred rent-short term	1,488	1,030
Leases payable-short term	49	33
Total other current liabilities	$4,944	$3,087

Schedule of Other Noncurrent Liabilities	Other current liabilities consisted of the following as of June 30:

(in thousands)	2020	2019
Deferred rent-long term	$11,451	$7,488
Leases payable-long term	59	79
Other(1)	3,125	—
Total other liabilities	$14,635	$7,567
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(1)Other noncurrent liabilities primarily consists of deferred payroll tax liabilities under the CARES Act and revenue sharing obligations expected to settle beyond one year from the balance sheet date.